INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life	Finite useful life
						Other	Software
			Customer			intangible	under
	Goodwill	Software	portfolio	Trademarks	Licenses	assets	development	Total

Balances and changes:
Balance on 12.31.19	23,059,172	3,693,255	928,833	905,205	12,091,821	45,730	550,936	41,274,952
Additions(1)	—	526,112	—	—	184,300	—	1,174,282	1,884,694
Write-offs, net (2)	(32,743)	(12,450)	—	—	—	—	—	(45,193)
Net transfers	—	1,211,314	—	—	—	—	(1,023,138)	188,176
Capital contribution to CyberCo Brasil	—	(2,770)	—	—	—	—	—	(2,770)
Amortization (Note 26)	—	(1,420,757)	(295,267)	(84,205)	(914,411)	(3,102)	—	(2,717,742)
Balance on 12.31.20	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117
Additions (1)	—	724,599	—	—	4,496,263	—	1,275,320	6,496,182
Write-offs, net (2)	(158,161)	(16,884)	—	—	—	—	—	(175,045)
Net transfers	—	1,695,398	—	—	—	—	(1,564,723)	130,675
Goods intended for sale (3)	—	(2,010)	—	—	—	—	—	(2,010)
Amortization (Note 26)	—	(1,624,532)	(264,328)	(84,206)	(951,442)	(3,104)	—	(2,927,612)
Balance on 12.31.21	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307

Balance on 12.31.20
Cost	23,026,429	20,056,642	4,513,278	1,658,897	20,428,520	269,640	702,080	70,655,486
Accumulated amortization	—	(16,061,938)	(3,879,712)	(837,897)	(9,066,810)	(227,012)	—	(30,073,369)
Total	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117

Balance on 12.31.21
Cost	22,868,268	22,451,551	4,513,278	1,658,897	24,924,783	269,639	412,677	77,099,093
Accumulated amortization	—	(17,680,276)	(4,144,040)	(922,103)	(10,018,252)	(230,115)	—	(32,994,786)
Total	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307
(1)	Licenses issued in 2021 and 2020 refer to 5G licences and extensions of authorizations for the right to use radio frequencies for SMP exploration in the Federal District and in the State of Rio de Janeiro, granted by ANATEL (note 1.b).
(2)	Proportional write-offs of goodwill refer to the sale of investments by CyberCo Brasil in 2020 and by FiBrasil, CloudCo Brasil and IoTCo Brasil in 2021 (note 1.c).
(3)	Refers to the balance of assets that were used in the composition of the Company’s equity interest in FiBrasil (note 1.c)

Schedule of annual amortization rates for intangible assets

Description
Softwares	20.00%
Customer portfolio	12.50%
Trademarks	7.70%
Licenses	3,60% to 6,67%
Other intangible assets	20.00%